O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund


May 19, 1998


Dear fellow Shareholder:

What is the single greatest obstacle to successful investing? In all my research over the years, I've come to see that the greatest obstacle to investment success stares at us every morning in the mirror.

Some of the research I did for my new book, How to Retire Rich, reveals some extremely alarming information. During one of the greatest bull markets in history, most equity mutual fund investors barely stayed ahead of T-bills! In a study of investor performance over a recent ten-year period, Dalbar Financial Services found that while the S&P 500 had a gain of 293 percent, investors in equity mutual funds actually earned only 70 to 90 percent! That's a three to one difference. The huge chasm between the two was attributed to investors trying to time the market, thus failing to keep their money in the stock market for the entire ten years.

We live in the here-and-now, and can't help but focus on what's happening today. But when it comes to investing, focusing on the here-and-now is the worst thing you can do. The best thing you can do is find a great strategy and let it work.

For period of October 1, 1997 to March 31, 1998, our Cornerstone Growth and Cornerstone Value Funds had a return of (1.99)% and 12.27%, respectively. We are not concerned with the nature of this short-term performance; we strongly believe that the most important thing to focus on is our long-term goals.

If you find yourself focusing on how one stock or another is performing, or how your portfolio performed today, you're on the wrong path. We believe the reason 80 percent of conventional money managers have so far failed to beat the S&P 500 over the long term is because they are inexorably swayed by the short term. No one can tell you which way the market will head over the short-term. There is no credible way to call the next 15-percentage point move in the averages. But it's my firm belief that the next 100 percent move in the market will be up.

Enclosed is the semi-annual report for the O'Shaughnessy Cornerstone Growth and Cornerstone Value Funds. The report contains financial statements for the Funds during the six-month period ended March 31, 1998, and the Fund's portfolio on that date.

Sincerely,


/s/ James P. O'Shaughnessy
James P. O'Shaughnessy

2
                      O'Shaughnessy Cornerstone Growth Fund

TOP TEN PORTFOLIO HOLDINGS at March 31,1998
-------------------------------------------------------------------------------------------------------
                                                                                  Percent of Net Assets
-------------------------------------------------------------------------------------------------------
            American Eagle Outfitters................................................        3.26%
            Best Buy Company, Inc....................................................        3.12%
            Musicland Stores Corp....................................................        2.67%
            Avid Technology, Inc.....................................................        2.66%
            Bally Total Fitness Holding Corp.........................................        2.49%
            Trans World Entertainment................................................        2.47%
            Navistar International...................................................        2.44%
            Cablevision Systems - Class A............................................        2.37%
            Whole Foods Market, Inc..................................................        2.35%
            Dycom Industries, Inc....................................................        2.25%

                      O'Shaughnessy Cornerstone Value Fund

TOP TEN PORTFOLIO HOLDINGS at March 31,1998
-------------------------------------------------------------------------------------------------------
                                                                                  Percent of Net Assets
-------------------------------------------------------------------------------------------------------
            Tele Danmark - A/S, Sponsored ADR........................................        2.62%
            Southern New England Telecom.............................................        2.55%
            British Telecommunications PLC, ADR......................................        2.41%
            Frontier Corp............................................................        2.40%
            Ford Motor Company.......................................................        2.37%
            Lyondell Petrochemical Company...........................................        2.28%
            Freeport - McMoran C&G...................................................        2.24%
            J.C. Penney Company, Inc.................................................        2.22%
            Koninklijke PTT Nederland NV, Sponsored ADR..............................        2.21%
            U.S. West Communications.................................................        2.15%

                                                                               3
                      O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.36%                                                Market Value
-------------------------------------------------------------------------------------------------------
                     Air Courier: 2.09%
      43,892         Airborne Freight Corp........................................         $ 1,651,436
                                                                                           -----------

                     Air Transportation, Scheduled: 2.05%
      21,810         US Airways Group, Inc.*......................................           1,616,666
                                                                                           -----------

                     Air-Conditioning, Heating, Refrigeration
                     Equipment: 1.83%
     162,754         International Comfort Products Corp.*........................           1,444,442
                                                                                           -----------

                     Apparel and Other Finished Products: 2.08%
      41,302         OshKosh B'Gosh, Inc..........................................           1,649,499
                                                                                           -----------

                     Bottled and Canned Soft Drinks, Water: 1.78%
      38,303         Coca-Cola Enterprises........................................           1,405,241
                                                                                           -----------

                     Cable and Other Pay TV Services: 2.37%
      28,488         Cablevision Systems - Class A*...............................           1,873,086
                                                                                           -----------

                     Catalog and Mail-Order Houses: 1.98%
     454,390         Hanover Direct, Inc.*........................................           1,561,966
                                                                                           -----------

                     Converted Paper Products: 1.61%
      33,669         Mail-Well, Inc.*.............................................           1,275,213
                                                                                           -----------

                     Electronic Computer Accessories: 1.83%
      42,665         CTS Corp.....................................................           1,447,943
                                                                                           -----------

                     Electronic Connectors: 1.79%
      24,468         Amphenol Corp. - Class A*....................................           1,411,498
                                                                                           -----------

                     Fabricated Plate Work: 2.22%
      56,773         Aavid Thermal Technologies, Inc.*............................           1,752,866
                                                                                           -----------

                     Family Clothing Stores: 3.26%
      58,579         American Eagle Outfitters*...................................           2,577,476
                                                                                           -----------

4
                      O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------
      Shares                                                                               Market Value
-------------------------------------------------------------------------------------------------------
                     Flat Glass: 1.59%
     104,345         Vitro, Sociedad Anonima, Sponsored ADR.......................         $ 1,252,140
                                                                                           -----------

                     General Industrial Machinery: 2.02%
      53,842         Gardner Denver Machinery, Inc.*..............................           1,595,069
                                                                                           -----------

                     Grocery Stores: 2.35%
      26,649         Whole Foods Market, Inc.*....................................           1,858,768
                                                                                           -----------

                     Hobby, Toy and Game Shops: 2.21%
      46,618         Michael's Stores, Inc.*......................................           1,742,348
                                                                                           -----------

                     Home Furniture and Equipment Stores: 2.18%
      31,283         Linens `n Things*............................................           1,718,610
                                                                                           -----------

                     Industrial Trucks, Tractors, Trailers: 1.99%
      58,000         Terex Corp.*.................................................           1,569,625
                                                                                           -----------

                     Jewelry, Silverware, Plated Ware: 1.97%
      51,048         Oneida Ltd...................................................           1,556,964
                                                                                           -----------

                     Membership Sports and Recreation: 2.49%
      62,294         Bally Total Fitness Holding Corp.*...........................           1,962,261
                                                                                           -----------

                     Miscellaneous Shopping Goods Stores: 2.02%
      40,825         Barnes & Noble, Inc.*........................................           1,592,175
                                                                                           -----------

                     Motor Homes: 1.90%
      41,438         National RV Holdings, Inc.*..................................           1,496,948
                                                                                           -----------

                     Motor Vehicles and Car Bodies: 2.44%
      54,933         Navistar International*......................................           1,922,655
                                                                                           -----------

                     Oil and Gas Field Services: 1.74%
      54,524         Stolt Comex Seaway S.A., Sponsored ADR*......................           1,373,323
                                                                                           -----------

                                                                               5
                      O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------
      Shares                                                                               Market Value
-------------------------------------------------------------------------------------------------------
                     Operative Builders: 3.53%
      49,344         Crossmann Communities, Inc.*.................................         $ 1,464,900
      87,238         Standard Pacific Corp........................................           1,324,927
                                                                                           -----------
                                                                                             2,789,827
                                                                                           -----------

                     Paper and Paper Products - Wholesale: 2.22%
      28,353         United Stationers, Inc.*.....................................           1,752,570
                                                                                           -----------

                     Petroleum  Refining: 1.65%
     171,751         Wainoco Oil Corp.............................................           1,298,867
                                                                                           -----------

                     Photographic Equipment and Supply: 2.66%
      50,980         Avid Technology, Inc.*.......................................           2,096,553
                                                                                           -----------

                     Printed Circuit Boards: 1.36%
      50,026         DII Group, Inc.*.............................................           1,075,559
                                                                                           -----------

                     Public Building and Related Furnishings: 1.49%
      48,663         Virco Manufacturing Corp.....................................           1,173,995
                                                                                           -----------

                     Radio, TV Broadcast, Communications Equipment: 1.49%
      70,813         Spectrian Corp.*.............................................           1,177,266
                                                                                           -----------

                     Radio, TV, Cons Electronic Stores: 3.12%
      36,940         Best Buy Company, Inc.*......................................           2,461,128
                                                                                           -----------

                     Radiotelephone Communications: 1.64%
      62,839         Grupo  Iusacell SA de CV, Sponsored ADR*.....................           1,296,054
                                                                                           -----------

                     Railroad Equipment: 2.05%
      58,613         MotivePower Industries*......................................           1,619,184
                                                                                           -----------

                     Real Estate Agents and Manager: 1.28%
      99,575         Grubb & Ellis Company*.......................................           1,008,197
                                                                                           -----------

                     Record and Prerecorded Tape Stores: 5.14%
     186,404         Musicland Stores Corp.*......................................           2,108,695
      70,336         Trans World Entertainment Group*.............................           1,951,824
                                                                                           -----------
                                                                                             4,060,519
                                                                                           -----------

6
                      O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------
      Shares                                                                               Market Value
-------------------------------------------------------------------------------------------------------
                     Refrigeration and Service Industry Machines: 1.52%
      65,906         Tokheim Corp.*...............................................         $ 1,202,785
                                                                                           -----------

                     Rolling and Draw Nonferrous Metal: 1.82%
      44,437         Encore Wire Corp.*...........................................           1,438,648
                                                                                           -----------

                     Security Brokers and Dealers: 3.57%
      55,206         Advest Group, Inc............................................           1,359,448
      17,175         Donaldson, Lufkin & Jenrette Securities Corp.................           1,457,728
                                                                                           -----------
                                                                                             2,817,176
                                                                                           -----------
                     Ship and Boat Building and Repairing: 1.95%
      37,213         McDermott International......................................           1,537,362
                                                                                           -----------

                     Steel Pipe and Tube: 1.21%
      53,842         Maverick Tube Corp.*.........................................             952,330
                                                                                           -----------

                     Steel Works and Blast Furnaces: 1.46%
      78,992         NS Group, Inc.*..............................................           1,155,258
                                                                                           -----------

                     Title Insurance: 2.04%
      43,824         Fidelity National Financial, Inc.............................           1,610,532
                                                                                           -----------

                     Trucking, Except Local: 1.94%
     139,786         Arkansas Best Corp.*.........................................           1,528,909
                                                                                           -----------

                     Variety Stores: 4.18%
      77,901         Ames Department Stores*......................................           1,645,659
      66,519         Fred's, Inc. - Class A.......................................           1,654,660
                                                                                           -----------
                                                                                             3,300,319
                                                                                           -----------
                     Water, Sewer, Pipeline Construction: 2.25%
      63,248         Dycom Industries, Inc.*......................................           1,774,897
                                                                                           -----------


                     Total Common Stocks (cost $68,027,666).......................          78,436,153
                                                                                           -----------

                                                                               7
                      O'Shaughnessy Cornerstone Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------
Principal Amount     SHORT-TERM INVESTMENTS: 0.62%                                         Market Value
-------------------------------------------------------------------------------------------------------
    $164,520         General Mills Demand Note, 5.2925%, due 4/1/1998+............         $   164,520
     167,037         Johnson Controls Demand Note, 5.2925%, due 4/1/1998+.........             167,037
     158,385         Pitney Bowes Demand Note, 5.2925%, due 4/1/1998+.............             158,385
                                                                                           -----------
                     Total Short-Term Investments (cost $489,942).................             489,942
                                                                                           -----------

                     Total Investments in Securities (cost $68,517,608++): 99.98%.          78,926,095
                     Other Assets less Liabilities: 0.02%.........................              18,488
                                                                                           -----------
                     Total Net Assets: 100.0% ....................................         $78,944,583
                                                                                           ===========

*Non-income producting security.

+Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 1998.

++At March 31,  1998,  the cost of  securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation................................         $12,210,778
                     Gross unrealized depreciation................................          (1,802,291)
                                                                                           -----------
                           Net unrealized appreciation............................         $10,408,487
                                                                                           ===========

See Notes to Financial Statements.

8
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 99.21%                                                Market Value
-------------------------------------------------------------------------------------------------------
                     Books, Publishing and Printing: 2.05%
      17,182         Readers Digest Association, Class A..........................           $ 469,283
                                                                                             ---------

                     Chemicals and Allied Products: 1.93%
       6,248         Imperial Chemical Industries, ADR............................             442,790
                                                                                             ---------

                     Cigarettes: 1.63%
       8,966         Philip Morris Companies, Inc.................................             373,770
                                                                                             ---------

                     Commercial Banks, NEC: 3.75%
       5,741         National Australia Bank Ltd., Sponsored ADR..................             413,352
       4,057         National Westminster Bank, ADR...............................             445,256
                                                                                             ---------
                                                                                               858,608
                                                                                             ---------
                     Cookies and Crackers: 1.48%
      10,812         RJR Nabisco Holdings Corp....................................             338,551
                                                                                             ---------

                     Crude Petroleum and Natural Gas: 1.77%
      13,835         Occidental Petroleum Corp....................................             405,538
                                                                                             ---------

                     Department Stores: 2.22%
       6,715         J.C. Penney Company, Inc.....................................             508,242
                                                                                             ---------

                     Grain, Mill Products: 1.88%
       5,660         General Mills, Inc...........................................             430,160
                                                                                             ---------

                     Industrial Inorganic Chemicals: 1.78%
      12,313         BOC Group PLC, ADR...........................................             406,329
                                                                                             ---------

                     Industrial Organic Chemicals: 1.81%
       8,723         Arco Chemical Company........................................             413,252
                                                                                             ---------

                     Investors, NEC: 2.02%
      10,082         Anglo-American Corp. of South Africa Ltd., Unsponsored ADR...             462,512
                                                                                             ---------

                     Life Insurance: 1.95%
      21,645         B.A.T. Industries PLC, Sponsored ADR.........................             446,428
                                                                                             ---------

                                                                               9
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------
      Shares                                                                               Market Value
-------------------------------------------------------------------------------------------------------
                     Lumber and Wood Products Ex Furniture: 2.04%
       8,277         Weyerhaeuser Company.........................................           $ 467,651
                                                                                             ---------

                     Metal Mining: 2.24%
      25,763         Freeport-McMoran C&G.........................................             513,650
                                                                                             ---------

                     Miscellaneous Nondurable Goods - Wholesale: 1.74%
      24,221         Minorco, Sponsored ADR.......................................             399,268
                                                                                             ---------

                     Motor Vehicle Parts, Accessory: 1.91%
      10,265         Tenneco, Inc. (New)..........................................             438,187
                                                                                             ---------

                     Motor Vehicle Supply, New Parts - Wholesale: 1.64%
      47,732         Pacific Dunlop Ltd., Sponsored ADR...........................             375,890
                                                                                             ---------

                     Motor Vehicles and Car Bodies: 6.42%
      11,522         Chrysler Corp................................................             478,883
       8,358         Ford Motor Company...........................................             541,703
       6,674         General Motors Corp..........................................             450,078
                                                                                             ---------
                                                                                             1,470,664
                                                                                             ---------
                     Paper Mills: 1.97%
       7,567         Union Camp Corp..............................................             452,128
                                                                                             ---------

                     Petroleum Refining: 13.47%
       4,767         Amoco Corp...................................................             411,750
       5,071         Atlantic Richfield Company...................................             398,707
       5,274         Chevron Corp.................................................             423,568
      15,316         Lyondell Petrochemical Company...............................             521,701
       5,619         Mobil Corp...................................................             430,556
       7,465         Texaco, Inc..................................................             449,766
      12,719         Ultramar Diamond Shamrock....................................             448,345
                                                                                             ---------
                                                                                             3,084,393
                                                                                             ---------
                     Pharmaceutical Preparations: 2.12%
      11,076         Pharmacia & Upjohn, Inc......................................             484,575
                                                                                             ---------

10
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------
      Shares                                                                               Market Value
-------------------------------------------------------------------------------------------------------
                     Plastics, Resing, Elastomers: 3.71%
       3,996         Dow Chemical Co..............................................          $  388,611
       6,816         Eastman Chemical Co..........................................             459,654
                                                                                            ----------
                                                                                               848,265
                                                                                            ----------
                     Primary Nonferrous Metals: 1.84%
       6,512         Phelps Dodge Corp............................................             420,431
                                                                                            ----------

                     Services to Motion Picture Production: 2.15%
      36,068         Rank Group PLC, Sponsored ADR................................             491,427
                                                                                            ----------

                     State Commercial Banks: 1.90%
       3,611         Bankers Trust New York Corp..................................             434,448
                                                                                            ----------

                     Steel Works and Blast Furnaces: 6.13%
      18,927         British Steel PLC, Sponsored ADR.............................             458,980
      21,929         Broken Hill Proprietary Co. - Class A........................             453,656
      12,983         USX-U.S. Steel Group.........................................             490,108
                                                                                            ----------
                                                                                             1,402,744
                                                                                            ----------
                     Steel Works, Roll and Finish Mill: 1.95%
      24,586         Worthington Industries, Inc..................................             445,621
                                                                                            ----------

                     Telephone Communications: 23.71%
       4,463         Bell Atlantic Corp...........................................             457,458
       5,051         British Telecommunication PLC, ADR...........................             552,453
      16,898         Frontier Corp................................................             550,241
       7,769         GTE Corp.....................................................             465,169
      19,677         Hong Kong Telecom Ltd., ADR..................................             411,987
       9,778         Koninkiijke PTT Nederland NV, Sponsored ADR..................             506,623
       8,074         Southern New England Telecom.................................             583,851
      10,467         Telecom Corp. of New Zealand Ltd., Sponsored ADR.............             402,325
      13,165         Tele Danmark - A/S, Sponsored ADR............................             600,653
      11,340         Telecom de Argentina, Sponsored ADR..........................             406,114
       8,987         U.S. West Communications Group...............................             492,038
                                                                                            ----------
                                                                                             5,428,912
                                                                                            ----------
                     Total Common Stocks (cost $19,816,651).......................          22,713,717
                                                                                            ----------

                                                                              11
                      O'Shaughnessy Cornerstone Value Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
-------------------------------------------------------------------------------------------------------
Principal Amount     SHORT-TERM INVESTMENTS:  0.32%                                        Market Value
-------------------------------------------------------------------------------------------------------
     $72,659         Johnson Controls Demand Note, 5.2925%, due 4/1/1998+
                     (cost $72,659)...............................................         $    72,659
                                                                                           -----------

                     Total Investments in Securities (cost $19,889,310++): 99.53%.          22,786,376
                     Other Assets less Liabilities: 0.47%.........................             107,456
                                                                                           -----------
                     Total Net Assets: 100.0% ....................................         $22,893,832
                                                                                           ===========

+Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 1998.

++At March 31,  1998,  the cost of  securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation................................         $ 3,015,583
                     Gross unrealized depreciation................................            (118,517)
                                                                                           -----------
                           Net unrealized appreciation............................         $ 2,897,066
                                                                                           ===========

See Notes to Financial Statements.

12
                      O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------
                                                                            Cornerstone     Cornerstone
                                                                            Growth Fund     Value Fund
--------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $68,517,608
         and $19,889,310, respectively) (Note 2) ......................     $78,926,095     $22,786,376
      Receivables:
            Fund shares sold...........................................          66,914          20,785
            Dividends and interest.....................................          12,216          79,074
      Deferred organization costs......................................          18,097          18,097
      Prepaid expenses and other assets................................          73,319          26,428
                                                                            -----------     -----------
                  Total assets ........................................      79,096,641      22,930,760
                                                                            -----------     -----------

LIABILITIES
      Payables:
            Fund shares repurchased....................................          95,481             -0-
            Advisory fee...............................................          46,758          13,642
            Administration fee.........................................           6,319           1,844
      Accrued expenses.................................................           3,500          21,442
                                                                            -----------     -----------
                  Total liabilities....................................         152,058          36,928
                                                                            -----------     -----------

NET ASSETS ............................................................     $78,944,583     $22,893,832
                                                                            ===========     ===========

      Net asset value, offering price and redemption price per share
            ($78,944,583/6,089,170 and $22,893,832/1,799,897 shares
            outstanding, respectively; 25,000,000,000 shares of each
            Fund (par value $.0001) authorized)........................          $12.96          $12.72
                                                                                 ======          ======

SOURCE OF NET ASSETS
      Paid-in capital .................................................     $77,677,857     $19,427,759
      (Accumulated) Undistributed net investment (loss) income.........        (420,924)         94,816
      (Accumulated) Undistributed net realized (loss) gain on
        investment transactions........................................      (8,720,837)        474,191
      Net unrealized appreciation of investments.......................      10,408,487       2,897,066
                                                                            -----------     -----------
            Net assets ................................................     $78,944,583     $22,893,832
                                                                            ===========     ===========

See Notes to Financial Statements.

                                                                              13
                      O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 1998 (Unaudited)
-------------------------------------------------------------------------------------------------------
                                                                         Cornerstone       Cornerstone
                                                                         Growth Fund       Value Fund
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends (net of foreign witholding tax of $0 and
               $17,397, respectively)..............................     $     68,566       $   298,029
            Interest...............................................            9,464             5,304
                                                                        ------------       -----------
                  Total income.....................................           78,030           303,333
                                                                        ------------       -----------
      Expenses:
            Advisory fees (Note 3).................................          236,968            62,323
            Custodian and accounting fees..........................           21,709            16,765
            Administration fee (Note 3)............................           32,023             8,423
            Professional fees......................................            8,254             8,890
            Registration fees......................................           18,010            12,356
            Reports to shareholders................................            6,948             4,796
            Transfer agent fees....................................           17,462             6,956
            Directors' fees........................................            4,794             4,794
            Amortization of organization costs (Note 2)............            2,513             2,513
            Other .................................................            6,682             4,069
                                                                        ------------       -----------
                  Total expenses...................................          355,363           131,885
                                                                        ------------       -----------
                        Net investment (loss) income ..............         (277,333)          171,448
                                                                        ------------       -----------

REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS
            Net realized (loss) gain on security transactions......       (1,695,262)          475,105
            Net change in unrealized appreciation of investments...          272,956         1,725,427
                                                                        ------------       -----------
                  Net realized and unrealized (loss) gain
                    on investments.................................       (1,422,306)        2,200,532
                                                                        ------------       -----------
                        Net (Decrease) Increase in Net Assets
                          Resulting from Operations ...............     $ (1,699,639)      $ 2,371,980
                                                                        ============       ===========

See Notes to Financial Statements.

14
                      O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                                                Cornerstone Growth Fund         Cornerstone Value Fund
--------------------------------------------------------------------------------------------------------------------------
                                                             Six Months      Nov. 1, 1996*    Six Months    Nov. 1, 1996*
                                                                Ended           through          Ended         through
                                                           March 31, 1998+  Sept. 30, 1997  March 31, 1998+ Sept. 30, 1997
--------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment (loss) income.........................        $  (277,333)    $  (143,245)     $   171,448     $   156,779
Net realized (loss) gain on security transactions....         (1,695,262)        338,817          475,105           1,556
Net change in unrealized appreciation of investments.            272,956      10,135,531        1,725,427       1,171,639
                                                             -----------     -----------      -----------     -----------
      Net (decrease) increase in net assets
        resulting from operations ...................         (1,699,639)     10,331,103        2,371,980       1,329,974
                                                             -----------     -----------      -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS
Net investment income................................                 (0)           (346)        (231,740)         (1,671)
Net realized gain from security transactions.........         (7,364,392)             (0)          (2,470)             (0)
                                                             -----------     -----------      -----------     -----------
      Total dividends and distributions .............         (7,364,392)           (346)        (234,210)         (1,671)
                                                             -----------     -----------      -----------     -----------

CAPITAL SHARE TRANSACTIONS
Net (decrease) increase in net assets derived from
  capital shares transactions (a)....................         (3,249,936)     80,902,793        7,286,686      12,116,073
                                                             -----------     -----------      -----------     -----------
      Total (decrease) increase in net assets .......        (12,313,967)     91,233,550        9,424,456      13,444,376

NET ASSETS
Beginning of period..................................         91,258,550          25,000       13,469,376          25,000
                                                             -----------     -----------      -----------     -----------
End of period (including (accumulated) undistributed
  net investment (loss) income of ($420,924), ($143,591),
  $94,816, and $155,108, respectively)...............        $78,944,583     $91,258,550      $22,893,832     $13,469,376
                                                             ===========     ===========      ===========     ===========

(a) A summary of capital shares transactions is as follows:

                                                                       Six Months                   November 1, 1996*
                                                                          Ended                          through
                                                                     March 31, 1998+               September 30, 1997
                                                               --------------------------       -------------------------
Cornerstone Growth Fund                                          Shares           Value           Shares         Value
-----------------------                                        ----------     -----------       ---------     -----------
Shares sold ...........................................         4,446,038     $57,505,936       6,334,346     $85,931,562
Shares issued on reinvestment of distributions.........           631,833       7,164,991              30             297
Shares redeemed........................................        (4,955,262)    (67,920,863)       (370,315)     (5,029,066)
                                                               ----------     -----------       ---------     -----------
Net increase (decrease)................................           122,609     $(3,249,936)      5,964,061     $80,902,793
                                                               ==========     ===========       =========     ===========

Cornerstone Value Fund
----------------------
Shares sold ...........................................           926,766     $10,702,395       1,309,392     $13,619,016
Shares issued on reinvestment of distributions.........            19,959         226,714             132           1,322
Shares redeemed........................................          (317,813)     (3,642,423)       (141,039)     (1,504,265)
                                                               ----------     -----------       ---------     -----------
Net increase...........................................           628,912     $ 7,286,686       1,168,485     $12,116,073
                                                               ==========     ===========       =========     ===========

+Unaudited.
*Commencement of operations.

See Notes to Financial Statements.

                                                                              15
                      O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund

FINANCIAL HIGHLIGHTS
Per Share Operating Performance (For a capital share outstanding throughout each period)
-------------------------------------------------------------------------------------------------------------------
                                                    Cornerstone Growth Fund            Cornerstone Value Fund
-------------------------------------------------------------------------------------------------------------------
                                                 Six Months      Nov. 1, 1996*      Six Months       Nov. 1, 1996*
                                                    Ended           through            Ended            through
                                               March 31, 1998+  Sept. 30, 1997    March 31, 1998+   Sept. 30, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........     $ 15.30          $ 10.00           $ 11.50          $ 10.00
                                                   -------          -------           -------          -------
Income from investment operations:
      Net investment (loss) income............        (.05)            (.02)              .09              .13
      Net realized and unrealized (loss) gain
        on investments........................        (.51)            5.32              1.30             1.37
                                                   -------          -------           -------          -------
Total from investment operations..............        (.56)            5.30              1.39             1.50
                                                   -------          -------           -------          -------

Less distributions:
      From net investment income..............          (0)              (0)             (.17)              (0)
      From net capital gains..................       (1.78)              (0)               (0)              (0)
                                                   -------          -------           -------          -------
Total distributions...........................       (1.78)              (0)             (.17)              (0)
                                                   -------          -------           -------          -------

Net asset value, end of period................     $ 12.96          $ 15.30           $ 12.72          $ 11.50
                                                   =======          =======           =======          =======

Total return .................................       (1.99%)**        53.05%**          12.27%**         15.21%**

Ratios/supplemental data:
Net assets, end of period (thousands).........     $78,945          $91,259           $22,894          $13,469

Ratio of expenses to average net assets:
      Before expense reimbursement............        1.11%++          1.63%++           1.56%++          2.66%++
      After expense reimbursement.............        1.11%++          1.56%++           1.56%++          1.85%++

Ratio of net investment (loss) income to
   average net assets:
      Before expense reimbursement............       (0.87%)++        (1.19%)++          2.03%++          1.93%++
      After expense reimbursement.............       (0.87%)++        (1.12%)++          2.03%++          2.73%++

Portfolio turnover rate.......................      113.90%           15.52%            44.75%            2.01%

Average commission rate paid per share........     $ .0371          $ .0497           $ .0434          $ .0500

+Unaudited.

++Annualized.

*Commencement of operations.

**Not Annualized.

See Notes to Financial Statements.

16
                      O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996. Cornerstone Growth Fund seeks long-term capital growth. Cornerstone Value Fund seeks both current income and long-term capital growth. Each Fund seeks to achieve its objective utilizing distinct processes of Strategy Indexing(TM) developed by the investment advisor.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

      D. Deferred Organization Costs: The Funds have each incurred expenses of $25,190 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Funds commenced investment operations.

      E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended March 31, 1998, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74% based upon the average daily net assets of the Funds.

                                                                              17
                      O'Shaughnessy Cornerstone Growth Fund
                      O'Shaughnessy Cornerstone Value Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

      The Fund's are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are each Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by each Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Directors review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to a Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

        Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $10,000 annually
        $100 to $200 million - 0.05% of average daily net assets
        Over $200 million - 0.03% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      For the six months ended March 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $75,776,718 and $86,802,172, respectively.

      For the six months ended March 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $15,250,892 and $7,526,858, respectively.

INVESTMENT ADVISOR
      O'Shaughnessy Capital Management, Inc.
      35 Mason Street
      Greenwich, Connecticut 06830

ADMINISTRATOR
      Investment Company Administration Corporation
      4455 E. Camelback Road, Suite 261 E
      Phoenix, Arizona 85018

DISTRIBUTOR
      First Fund Distributors, Inc.
      4455 E. Camelback Road, Suite 261 E
      Phoenix, Arizona 85018

TRANSFER AGENT
      Firstar Trust Company
      615 E. Michigan Street
      Milwaukee, Wisconsin 53202

LEGAL COUNSEL
      Shereff, Friedman, Hoffman & Goodman, LLP
      919 Third Avenue
      New York, New York 10022




  This report is intended for shareholders of O'Shaughnessy Cornerstone Growth
   Fund and O'Shaughnessy Cornerstone Value Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

                                  O'Shaughnessy
                                   Funds, Inc.





                                                                        BUILDING
                                                                   NEW STANDARDS
                                                                  FOR INVESTMENT
                                                                         SUCCESS




                   35 Mason Street
            Greenwich, Connecticut
                             06830
                    (800) 797-0773
                   www.osfunds.com






                             Cornerstone Growth Fund
                             Cornerstone Value Fund

                               Semi-Annual Report
                                 March 31, 1998

                      O'Shaughnessy Aggressive Growth Fund


May 19, 1998


Dear fellow Shareholder:

What is the single greatest obstacle to successful investing? In all my research over the years, I've come to see that the greatest obstacle to investment success stares at us every morning in the mirror.

Some of the research I did for my new book, How to Retire Rich, reveals some extremely alarming information. During one of the greatest bull markets in history, most equity mutual fund investors barely stayed ahead of T-bills! In a study of investor performance over a recent ten-year period, Dalbar Financial Services found that while the S&P 500 had a gain of 293 percent, investors in equity mutual funds actually earned only 70 to 90 percent! That's a three to one difference. The huge chasm between the two was attributed to investors trying to time the market, thus failing to keep their money in the stock market for the entire ten years.

We live in the here-and-now, and can't help but focus on what's happening today. But when it comes to investing, focusing on the here-and-now is the worst thing you can do. The best thing you can do is find a great strategy and let it work.

For the period of October 1, 1997 to March 31, 1998, our Aggressive Growth Fund is up 0.83%. We are not concerned with the nature of this short-term performance; we strongly believe that the most important thing to focus on is our long-term goals.

If you find yourself focusing on how one stock or another is performing, or how your portfolio performed today, you're on the wrong path. We believe the reason 80 percent of conventional money managers have so far failed to beat the S&P 500 over the long term is because they are inexorably swayed by the short term. No one can tell you which way the market will head over the short-term. There is no credible way to call the next 15-percentage point move in the averages. But it's my firm belief that the next 100 percent move in the market will be up.

Enclosed is the semi-annual report for the O'Shaughnessy Aggressive Growth Fund. The report contains financial statements for the Fund during the six-month period ended March 31, 1998, and the Fund's portfolio on that date.

Sincerely,


/s/ James P. O'Shaughnessy
James P. O'Shaughnessy

2
                      O'Shaughnessy Aggressive Growth Fund

TOP TEN PORTFOLIO HOLDINGS at March 31,1998
-------------------------------------------------------------------------------------------------------
                                                                                  Percent of Net Assets
-------------------------------------------------------------------------------------------------------
            Dell Computer Corp..........................................................     3.43%

            ICN Pharmaceuticals, Inc....................................................     3.21%

            Pillowtext Corp.............................................................     2.96%

            Whole Foods Market, Inc.....................................................     2.91%

            Anchor Gaming...............................................................     2.83%

            Sofamor/Danek Group, Inc....................................................     2.79%

            Safeskin Corp...............................................................     2.77%

            VWR Scientific Products Corp................................................     2.75%

            Texas Industries, Inc.......................................................     2.74%

            Proffits, Inc...............................................................     2.72%

                                                                               3
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------
      Shares       COMMON STOCKS: 99.70%                                                 Market Value
------------------------------------------------------------------------------------------------------
                   Air Courier: 2.58%
       7,861       Airborne Freight Corp.............................................       $ 295,770
                                                                                            ---------

                   Air Transportation, Scheduled: 2.53%
       3,910       US Airways Group, Inc.*...........................................         289,829
                                                                                            ---------

                   Beverages: 2.05%
       8,951       Triarc Companies, Inc.*...........................................         234,964
                                                                                            ---------

                   Department Stores: 5.43%
       6,711       Fred Meyer, Inc.*.................................................         309,964
       8,581       Proffitt's, Inc.*.................................................         311,061
                                                                                            ---------
                                                                                              621,025
                                                                                            ---------
                   Drilling Oil and Gas Wells: 2.13%
       7,961       Noble Drilling Corp.*.............................................         243,308
                                                                                            ---------

                   Eating Places: 4.28%
       6,370       CKE Restaurants, Inc..............................................         234,097
      13,941       VICORP Restaurants, Inc.*.........................................         256,166
                                                                                            ---------
                                                                                              490,263
                                                                                            ---------
                   Electromedical Apparatus: 2.51%
       3,920       Guidant Corp......................................................         287,630
                                                                                            ---------

                   Electronic Computer Accessories: 2.27%
       7,641       CTS Corp..........................................................         259,316
                                                                                            ---------

                   Electronic Computers: 5.39%
       8,641       Compaq Computer Corp..............................................         223,586
       5,801       Dell Computer Corp.*..............................................         393,018
                                                                                            ---------
                                                                                              616,604
                                                                                            ---------
                   Fabricated Rubber Products, NEC: 2.77%
       4,300       Safeskin Corp.*...................................................         317,662
                                                                                            ---------

                   Fire, Marine and Casualty Insurance: 1.89%
       1,730       Cincinnati Financial Corp.........................................         216,682
                                                                                            ---------

                   Grocery Stores: 2.91%
       4,770       Whole Foods Market, Inc.*.........................................         332,708
                                                                                            ---------

4
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------
      Shares                                                                              Market Value
------------------------------------------------------------------------------------------------------
                   Home Furniture and Equipment Store: 2.55%
      10,781       Pier 1 Imports, Inc...............................................       $ 292,435
                                                                                            ---------

                   Industrial Trucks, Tractors, Trailers: 2.67%
       2,280       NACCO Industries, Inc. - Class A..................................         305,520
                                                                                            ---------

                   Jewelry, Silverware, Plated Ware: 2.44%
       9,141       Oneida Ltd........................................................         278,800
                                                                                            ---------

                   Measuring and Controlling Devices: 1.68%
       8,221       Input/Output, Inc.*...............................................         192,166
                                                                                            ---------

                   Meat Packing Plants: 2.22%
       7,391       Smithfield Foods, Inc.*...........................................         254,990
                                                                                            ---------

                   Metalworking Machinery, NEC: 2.35%
       3,530       SPX Corp.*........................................................         269,383
                                                                                            ---------

                   Mining and Quarrying of Nonmetals: 2.11%
       8,751       CalMat Company....................................................         241,746
                                                                                            ---------

                   Miscellaneous Amusement and Recreational
                    Services: 2.83%
       4,370       Anchor Gaming*....................................................         324,472
                                                                                            ---------

                   Miscellaneous Electrical Machinery and
                    Equipment Supplies: 1.81%
      10,811       Standard Motor Products...........................................         207,436
                                                                                            ---------

                   Miscellaneous Fabricated Textile Products: 2.96%
       6,991       Pillowtext Corp...................................................         338,627
                                                                                            ---------

                   Motion Picture and Tape Distribution: 2.16%
       8,441       King World Productions, Inc.*.....................................         246,899
                                                                                            ---------

                                                                               5
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------
      Shares                                                                              Market Value
------------------------------------------------------------------------------------------------------
                   Operative Builders: 7.08%
       9,381       Del Webb Corp.....................................................       $ 286,121
      10,381       Ryland Group, Inc.................................................         286,775
      15,612       Standard Pacific Corp.............................................         237,107
                                                                                            ---------
                                                                                              810,003
                                                                                            ---------
                   Orthopedic Prosthetics Surgical Supply: 2.78%
       3,740       Sofamor/Danek Group, Inc.*........................................         318,835
                                                                                            ---------

                   Pharmaceutical Preparations: 3.21%
       7,471       ICN Pharmaceuticals, Inc..........................................         367,922
                                                                                            ---------

                   Professional and Commercial Equipment: 2.75%
       8,631       VWR Scientific Products*..........................................         315,031
                                                                                            ---------

                   Radiotelephone Communications: 2.51%
       5,871       AirTouch Communications*..........................................         287,312
                                                                                            ---------

                   Refuse Systems: 2.28%
      10,461       Allied Waste Industries, Inc.*....................................         261,198
                                                                                            ---------

                   Savings Institution Federal Chartered: 4.29%
       8,061       Dime Bancorp, Inc.................................................         242,334
       6,511       Golden State Bancorp, Inc.*.......................................         248,639
                                                                                            ---------
                                                                                              490,973
                                                                                            ---------
                   Security Brokers and Dealers: 2.13%
       9,881       The Advest Group, Inc.............................................         243,320
                                                                                            ---------

                   Steel Works and Blast Furnaces: 2.74%
       5,421       Texas Industries, Inc.............................................         313,402
                                                                                            ---------

                   Services To Dwellings, Other Buildings: 2.17%
       7,981       ABM Industries, Inc...............................................         247,910
                                                                                            ---------

                   Telephone Communications: 2.67%
       7,931       LCI International, Inc.*..........................................         305,344
                                                                                            ---------

6
                      O'Shaughnessy Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------
      Shares                                                                              Market Value
------------------------------------------------------------------------------------------------------
                   Water Transportation: 2.57%
       7,621       Sea Containers, Ltd. - Class A....................................      $  293,885
                                                                                           ----------

                   Total Common Stocks (cost $9,927,725).............................      11,413,370
                                                                                           ----------

Principal Amount   SHORT-TERM INVESTMENTS: 0.11%
------------------------------------------------------------------------------------------------------
     $12,676       Johnson Controls Demand Note, 5.2925%, due 4/1/1998+
                   (cost $12,676)....................................................          12,676
                                                                                          -----------

                   Total Investments in Securities (cost $9,940,401++): 99.81% ......      11,426,046
                   Other Assets less Liabilities: 0.19%..............................          21,418
                                                                                          -----------
                   Total Net Assets: 100.0% .........................................     $11,447,464
                                                                                          ===========

*Non-income producing security.

+Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 1998.

++At March 31,  1998,  the cost of  securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...................................     $ 1,606,782
                     Gross unrealized depreciation...................................        (121,137)
                                                                                          -----------
                           Net unrealized appreciation...............................     $ 1,485,645
                                                                                          ===========

See Notes to Financial Statements.

                                                                               7
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $9,940,401) (Note 2) .......     $11,426,046
      Receivables:
            Fund shares sold...........................................................           5,492
            Dividends and interest.....................................................           3,064
      Deferred organization costs......................................................          18,098
      Prepaid expenses and other assets................................................          20,334
                                                                                            -----------
                  Total assets ........................................................      11,473,034
                                                                                            -----------

LIABILITIES
      Payables:
            Advisory fee...............................................................           8,393
            Administration fee.........................................................             897
      Accrued expenses.................................................................          16,280
                                                                                            -----------
                  Total liabilities....................................................          25,570
                                                                                            -----------

NET ASSETS............................................................................      $11,447,464
                                                                                            ===========

      Net asset value, offering price and redemption price per share
            ($11,447,464/807,289 shares outstanding;
            25,000,000,000 shares (par value $.0001) authorized) ......................          $14.18
                                                                                                 ======

SOURCE OF NET ASSETS
      Paid-in capital .................................................................     $10,112,751
      Accumulated net investment loss..................................................         (83,894)
      Accumulated net realized loss on investment transactions.........................         (67,038)
      Net unrealized appreciation of investments.......................................       1,485,645
                                                                                            -----------
            Net assets ................................................................     $11,447,464
                                                                                            ===========

See Notes to Financial Statements.

8
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends................................................................        $ 13,969
            Interest.................................................................           2,961
                                                                                             --------
                  Total income.......................................................          16,930
                                                                                             --------
      Expenses:
            Advisory fees (Note 3)...................................................          38,291
            Custodian and accounting fees............................................          15,058
            Registration fees........................................................           7,695
            Transfer agent fees......................................................           6,956
            Professional fees........................................................           6,467
            Reports to shareholders..................................................           6,310
            Administration fee (Note 3)..............................................           5,035
            Directors' fees..........................................................           4,794
            Other ...................................................................           2,959
            Amortization of organization costs (Note 2)..............................           2,513
                                                                                             --------
                  Total expenses.....................................................          96,078
                  Less: Advisory fee waiver and absorption (Note 3)..................         (19,360)
                                                                                             --------
                  Net expenses.......................................................          76,718
                                                                                             --------
                        Net investment loss .........................................         (59,788)
                                                                                             --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized loss on security transactions...............................         (78,855)
            Net change in unrealized appreciation of investments.....................         540,899
                                                                                             --------
                  Net realized and unrealized gain on investments....................         462,044
                                                                                             --------
                        Net Increase in Net Assets
                          Resulting from Operations .................................       $ 402,256
                                                                                            =========

See Notes to Financial Statements.

                                                                               9
                      O'Shaughnessy Aggressive Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months      November 1, 1996*
                                                                                    Ended            through
                                                                                March 31, 1998+ September 30, 1997
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment loss...........................................................    $   (59,788)     $  (24,106)
Net realized (loss) gain on security transactions.............................        (78,855)        115,860
Net change in unrealized appreciation of investments..........................        540,899         944,746
                                                                                  -----------      ----------
      Net increase in net assets resulting from operations ...................        402,256       1,036,500
                                                                                  -----------      ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions..................................       (104,043)             (0)
                                                                                  -----------      ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions (a)........      5,565,003       4,522,748
                                                                                  -----------      ----------
      Total increase in net assets ...........................................      5,863,216       5,559,248

NET ASSETS
Beginning of period...........................................................      5,584,248          25,000
                                                                                  -----------      ----------
End of period (including accumulated net investment loss of
      $83,894 and $24,106, respectively)......................................    $11,447,464      $5,584,248
                                                                                  ===========      ==========

(a) A summary of capital shares transactions is as follows:

                                                              Six Months                     November 1, 1996*
                                                                 Ended                            through
                                                            March 31, 1998+                 September 30, 1997
                                                       -------------------------         ------------------------

                                                        Shares          Value             Shares          Value
                                                       --------       ----------         --------      ----------
      Shares sold................................       561,989       $7,460,932          473,170      $5,453,047
      Shares issued on reinvestment
            of distribution......................         8,307          102,677                0               0
      Shares redeemed............................      (153,872)      (1,998,606)         (84,805)       (930,299)
                                                       --------       ----------          -------      ----------
      Net increase...............................       416,424       $5,565,003          388,365      $4,522,748
                                                       ========       ==========          =======      ==========

*Commencement of operations.

+Unaudited.

See Notes to Financial Statements.

10
                      O'Shaughnessy Aggressive Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Operating Performance (Unaudited)
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------------------------------------------
                                                                              Six Months          November 1, 1996*
                                                                                 Ended                 through
                                                                            March 31, 1998+      September 30, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................................        $14.29                $10.00
                                                                                 ------                ------
Income from investment operations:
      Net investment loss................................................          (.04)                 (.06)
      Net realized and unrealized gain on investments....................           .13                  4.35
                                                                                 ------                ------
Total from investment operations.........................................           .09                  4.29
                                                                                 ------                ------

Less distributions:
      From net capital gains.............................................          (.20)                 (.00)
                                                                                 ------                ------

Net asset value, end of period...........................................        $14.18                $14.29
                                                                                 ======                ======

Total Return ............................................................          0.83%**              42.90%**

Ratios/supplemental data:
Net assets, end of period (thousands)....................................       $11,447                $5,584

Ratio of expenses to average net assets:
      Before expense reimbursement.......................................          2.50%++               7.01%++
      After expense reimbursement........................................          2.00%++               1.98%++

Ratio of net investment loss to average net assets:
      Before expense reimbursement.......................................         (2.06%)++             (6.41%)++
      After expense reimbursement........................................         (1.55%)++             (1.39%)++

Portfolio turnover rate..................................................         83.63%               104.77%

Average commission rate paid per share...................................       $ .0480                $.0492


+Unaudited.

++Annualized.

*Commencement of operations.

**Not Annualized.

See Notes to Financial Statements.

                                                                              11
                      O'Shaughnessy Aggressive Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The O'Shaughnessy Aggressive Growth Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996. The Fund's objective is capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

      D. Deferred Organization Costs: The Fund has incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended March 31, 1998, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions

12
                      O'Shaughnessy Aggressive Growth Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Directors review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the period ended March 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $19,360; no amounts were reimbursed.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

      Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $10,000 annually
      $100 to $200  million - 0.05% of average daily net assets
      Over $200 million - 0.03% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the six months ended March 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $12,085,043 and $6,577,569, respectively.

INVESTMENT ADVISOR
   O'Shaughnessy Capital Management, Inc.
   35 Mason Street
   Greenwich, Connecticut 06830

ADMINISTRATOR
   Investment Company Administration Corporation
   4455 E. Camelback Road, Suite 261 E
   Phoenix, Arizona 85018

DISTRIBUTOR
   First Fund Distributors, Inc.
   4455 E. Camelback Road, Suite 261 E
   Phoenix, Arizona 85018

TRANSFER AGENT
   Firstar Trust Company
   615 E. Michigan Street
   Milwaukee, Wisconsin 53202

LEGAL COUNSEL
   Shereff, Friedman, Hoffman & Goodman, LLP
   919 Third Avenue
   New York, New York 10022


  This report is intended for shareholders of O'Shaughnessy Aggressive Growth
   Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

                                  O'Shaughnessy
                                   Funds, Inc.





                                                                        BUILDING
                                                                   NEW STANDARDS
                                                                  FOR INVESTMENT
                                                                         SUCCESS




                   35 Mason Street
            Greenwich, Connecticut
                             06830
                    (800) 797-0773
                   www.osfunds.com






                             Aggressive Growth Fund

                               Semi-Annual Report
                                 March 31, 1998

                   O'Shaughnessy Dogs of the Market(TM) Fund


May 19, 1998


Dear fellow Shareholder:

What is the single greatest obstacle to successful investing? In all my research over the years, I've come to see that the greatest obstacle to investment success stares at us every morning in the mirror.

Some of the research I did for my new book, How to Retire Rich, reveals some extremely alarming information. During one of the greatest bull markets in history, most equity mutual fund investors barely stayed ahead of T-bills! In a study of investor performance over a recent ten-year period, Dalbar Financial Services found that while the S&P 500 had a gain of 293 percent, investors in equity mutual funds actually earned only 70 to 90 percent! That's a three to one difference. The huge chasm between the two was attributed to investors trying to time the market, thus failing to keep their money in the stock market for the entire ten years.

We live in the here-and-now, and can't help but focus on what's happening today. But when it comes to investing, focusing on the here-and-now is the worst thing you can do. The best thing you can do is find a great strategy and let it work

For the period of October 1, 1997 to March 31, 1998, our Dogs of the Market Fund is up 13.82%. While we are certainly very pleased with this performance, we strongly believe that the most important thing to focus on is our long-term goals, not our short-term performance.

If you find yourself focusing on how one stock or another is performing, or how your portfolio performed today, you're on the wrong path. We believe the reason 80 percent of conventional money managers have so far failed to beat the S&P 500 over the long term is because they are inexorably swayed by the short term. No one can tell you which way the market will head over the short-term. There is no credible way to call the next 15-percentage point move in the averages. But it's my firm belief that the next 100 percent move in the market will be up.

Enclosed is the semi-annual report for the O'Shaughnessy Dogs of the Market Fund. The report contains financial statements for the Fund during the six-month period ended March 31, 1998, and the Fund's portfolio on that date.

Sincerely,


/s/ James P. O'Shaughnessy
James P. O'Shaughnessy

2
                   O'Shaughnessy Dogs of the Market(TM) Fund

TOP TEN PORTFOLIO HOLDINGS at March 31,1998
-------------------------------------------------------------------------------------------------------
                                                                                  Percent of Net Assets
-------------------------------------------------------------------------------------------------------
            American Home Products Corp..............................................        3.76%

            May Department Stores....................................................        3.64%

            SBC Communications, Inc..................................................        3.59%

            J.P. Morgan & Company, Inc...............................................        3.59%

            National Service Industries, Inc.........................................        3.58%

            Emerson Electric Company.................................................        3.49%

            H.J. Heinz Company.......................................................        3.47%

            Rubbermaid, Inc..........................................................        3.44%

            E.I. du Pont de Nemours & Company........................................        3.42%

            Foster Wheeler Corp......................................................        3.41%

                                                                               3
                   O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 98.12%                                                  Market Value
---------------------------------------------------------------------------------------------------------
                     Canned Frozen, Preserve Fruit and Vegetables: 3.47%
      12,863         H. J. Heinz Company...............................................        $ 750,878
                                                                                               ---------

                     Cigarettes: 2.78%
      14,430         Philip Morris Companies, Inc......................................          601,551
                                                                                               ---------

                     Converted Paper Products: 3.35%
       7,950         Minnesota Mining and Manufacturing Company........................          724,941
                                                                                               ---------

                     Department Stores: 3.64%
      12,393         May Department Stores.............................................          786,956
                                                                                               ---------

                     Distilled and Blended Liquors: 3.00%
      11,807         Brown-Forman Corp. - Class B......................................          649,385
                                                                                               ---------

                     Electric Lighting Wiring Equipment: 3.58%
      13,176         National Service Industries, Inc..................................          774,914
                                                                                               ---------

                     Food and Kindred Products: 2.93%
      19,695         ConAgra, Inc......................................................          632,702
                                                                                               ---------

                     Grocery Stores: 3.20%
      14,937         Winn-Dixie Stores, Inc............................................          692,703
                                                                                               ---------

                     Heavy Construction - Non-Building Construction: 3.41%
      24,120         Foster Wheeler Corp...............................................          737,167
                                                                                               ---------

                     Industrial Measurement Instruments: 3.49%
      11,572         Emerson Electric Company..........................................          754,350
                                                                                               ---------

                     Industrial Organic Chemicals: 2.75%
      12,667         International Flavors & Fragrances................................          596,932
                                                                                               ---------

                     Malt Beverages: 3.18%
      14,839         Anheuser-Busch Companies, Inc.....................................          687,231
                                                                                               ---------

                     Miscellaneous Chemical Products: 3.10%
      16,504         Nalco Chemical Company............................................          669,444
                                                                                               ---------

4
                   O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
---------------------------------------------------------------------------------------------------------
      Shares                                                                                 Market Value
---------------------------------------------------------------------------------------------------------
                     Motor Vehicle Supply, New Parts-Wholesale: 3.39%
      19,226         Genuine Parts Company.............................................        $ 732,991
                                                                                               ---------

                     Motor Vehicles and Car Bodies: 3.35%
      10,750         General Motors Corp...............................................          724,953
                                                                                               ---------

                     Paper and Allied Products: 3.28%
      15,133         International Paper Company.......................................          708,414
                                                                                               ---------

                     Paper Mills: 3.07%
      13,234         Kimberly-Clark Corp...............................................          663,354
                                                                                               ---------

                     Petroleum Refining: 9.65%
       8,478         Chevron Corp......................................................          680,889
      10,671         Exxon Corp........................................................          721,626
      12,041         Royal Dutch Petroleum Company ADR.................................          684,079
                                                                                               ---------
                                                                                               2,086,594
                                                                                               ---------
                     Pharmaceutical Preparations: 3.76%
       8,537         American Home Products Corp.......................................          814,216
                                                                                               ---------

                     Photographic Equipment and Supplies: 3.23%
      10,769         Eastman Kodak Company.............................................          698,639
                                                                                               ---------

                     Plastic Materials and Synthetics: 3.42%
      10,867         E. I. du Pont de Nemours & Company................................          738,956
                                                                                               ---------

                     Plastic Products, NEC: 3.44%
      26,098         Rubbermaid, Inc...................................................          743,793
                                                                                               ---------

                     State Commercial Banks: 3.59%
       5,776         J.P. Morgan & Company, Inc........................................          775,789
                                                                                               ---------

                     Telephone Communications: 10.04%
      15,896         ALLTELL Corp......................................................          694,456
      10,652         AT&T Company......................................................          699,038
      17,816         SBC Communications, Inc...........................................          777,223
                                                                                               ---------
                                                                                               2,170,717
                                                                                               ---------

                                                                               5
                   O'Shaughnessy Dogs of the Market(TM) Fund

PORTFOLIO OF INVESTMENTS at March 31, 1998 (Unaudited), Continued
---------------------------------------------------------------------------------------------------------
      Shares                                                                                 Market Value
---------------------------------------------------------------------------------------------------------
                     Tobacco Products: 2.63%
      17,659         UST, Inc..........................................................       $  569,503
                                                                                              ----------

                     Women's Clothing Stores: 3.39%
      25,589         The Limited, Inc..................................................          734,084
                                                                                              ----------


                     Total Common Stocks (cost $19,601,782)............................       21,221,157
                                                                                              ----------

Principal Amount     SHORT-TERM INVESTMENTS: 9.12%
---------------------------------------------------------------------------------------------------------
    $375,090         General Mills Demand Note, 5.2925%, due 4/1/1998+.................          375,090
     550,000         Johnson Controls Demand Note, 5.2925%, due 4/1/1998+..............          550,000
     526,000         Pitney Bowes Demand Note, 5.2925%, due 4/1/1998+..................          526,000
     400,919         Sara Lee Demand Note, 5.2875%, due 4/1/1998+......................          400,918
     119,094         Warner Lambert Demand Note, 5.2660%, due 4/1/1998+................          119,094
                                                                                             -----------
                     Total Short-Term Investments (cost $1,971,103)....................        1,971,102
                                                                                             -----------

                     Total Investments in Securities (cost $21,572,885++): 107.24% ....       23,192,259
                     Liabilities in excess of Other Assets: (7.24)%....................       (1,565,215)
                                                                                             -----------
                     Total Net Assets: 100.0% .........................................      $21,627,044
                                                                                             ===========

+Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 1998.

++At March 31,  1998,  the cost of  securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation.....................................      $ 1,673,488
                     Gross unrealized depreciation.....................................          (54,113)
                                                                                             -----------
                           Net unrealized appreciation.................................      $ 1,619,375
                                                                                             ===========

See Notes to Financial Statements.

6
                   O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $21,572,885) (Note 2) ......      $23,192,260
      Receivables:
            Fund shares sold...........................................................          119,589
            Dividends and interest.....................................................           40,526
      Deferred organization costs......................................................           18,098
      Prepaid expenses and other assets................................................           28,804
                                                                                             -----------
                  Total assets ........................................................       23,399,277
                                                                                             -----------

LIABILITIES
      Payables:
            Advisory fee...............................................................           11,747
            Administration fee.........................................................            1,588
            Investments purchased......................................................        1,740,241
            Fund shares repurchased....................................................              500
      Accrued expenses.................................................................           18,157
                                                                                             -----------
                  Total liabilities....................................................        1,772,233
                                                                                             -----------
NET ASSETS.............................................................................      $21,627,044
                                                                                             ===========

      Net asset value, offering price and redemption price per share
            ($21,627,044/1,679,533 shares outstanding;
            25,000,000,000 shares (par value $.0001) authorized) ......................           $12.88
                                                                                                  =======

SOURCE OF NET ASSETS
      Paid-in capital .................................................................      $19,751,022
      Undistributed net investment income..............................................           40,737
      Undistributed net realized gain on investment transactions.......................          215,910
      Net unrealized appreciation of investments.......................................        1,619,375
                                                                                             -----------
            Net assets ................................................................      $21,627,044
                                                                                             ===========

See Notes to Financial Statements.

                                                                               7
                   O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends (net of foreign witholding tax of $10)...........................      $   148,346
            Interest...................................................................            6,518
                                                                                             -----------
                  Total income.........................................................          154,864
                                                                                             -----------

      Expenses:
            Advisory fees (Note 3).....................................................           42,646
            Custodian and accounting fees..............................................           15,293
            Registration fees..........................................................            7,860
            Transfer agent fees........................................................            6,956
            Professional fees..........................................................            6,467
            Administration fee (Note 3)................................................            6,199
            Reports to shareholders....................................................            6,101
            Directors' fees............................................................            4,794
            Other .....................................................................            3,332
            Amortization of organization costs (Note 2)................................            2,513
                                                                                             -----------
                  Total expenses.......................................................          102,161
                  Less: expense reimbursement (Note 3).................................           (3,414)
                                                                                             -----------
                  Net expenses.........................................................           98,747
                                                                                             -----------
                        Net investment income .........................................           56,117
                                                                                             -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain on security transactions.................................          215,598
            Net change in unrealized appreciation of investments.......................        1,356,921
                                                                                             -----------
                  Net realized and unrealized gain on investments......................        1,572,519
                                                                                             -----------
                        Net Increase in Net Assets Resulting
                           from Operations ............................................      $ 1,628,636
                                                                                             ===========

See Notes to Financial Statements.

8
                   O'Shaughnessy Dogs of the Market(TM) Fund

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------
                                                                             Six Months      November 1, 1996*
                                                                                Ended             through
                                                                           March 31, 1998+  September 30, 1997
--------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income.....................................................   $    56,117         $   55,370
Net realized gain on security transactions................................       215,598            444,294
Net change in unrealized appreciation of investments......................     1,356,921            262,454
                                                                             -----------         ----------
      Net increase in net assets resulting
         from operations .................................................     1,628,636            762,118
                                                                             -----------         ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.....................................................       (69,959)              (791)
Net realized gain from security transactions..............................      (443,982)                (0)
                                                                             -----------         ----------
      Total dividends and distributions to shareholders ..................      (513,941)              (791)
                                                                             -----------         ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital
   shares transactions (a)................................................    13,264,286          6,461,736
                                                                             -----------         ----------
      Total increase in net assets .......................................    14,378,981          7,223,063

NET ASSETS
Beginning of period.......................................................     7,248,063             25,000
                                                                             -----------         ----------
End of period (including undistributed net investment income
      of $40,737 and $54,579, respectively)...............................   $21,627,044         $7,248,063
                                                                             ===========         ==========

(a) A summary of capital shares transactions is as follows:

                                                        Six Months                 November 1, 1996*
                                                           Ended                        through
                                                      March 31, 1998+             September 30, 1997
---------------------------------------------------------------------------------------------------------
                                                   Shares        Value          Shares          Value
-------------------------------------------------------------------------------------------------------
      Shares sold............................    1,195,496     $14,785,050      695,230     $7,496,135
      Shares issued on reinvestment
        of distributions.....................       42,247         504,011           66            662
      Shares redeemed........................     (164,406)     (2,024,775)     (91,600)    (1,035,061)
                                                 ---------     -----------      -------     ----------
      Net increase...........................    1,073,337     $13,264,286      603,696     $6,461,736
                                                 =========     ===========      =======     ==========

*Commencement of operations.

+Unaudited.

See Notes to Financial Statements.

                                                                               9
                   O'Shaughnessy Dogs of the Market(TM) Fund

FINANCIAL HIGHLIGHTS

Per Share Operating Performance
(For a capital share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------
                                                                    Six Months         November 1, 1996*
                                                                       Ended                through
                                                                  March 31, 1998+     September 30, 1997
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........................         $11.96               $10.00
                                                                       ------               ------
Income from investment operations:
      Net investment income...................................            .02                  .10
      Net realized and unrealized gain on investments.........           1.58                 1.87
                                                                       ------               ------
Total from investment operations..............................           1.60                 1.97
                                                                       ------               ------

Less distributions:
      From net investment income..............................           (.09)                (.01)
      From net capital gains..................................           (.59)                -
                                                                       ------               ------
Total distributions...........................................           (.68)                (.01)
                                                                       ------               ------

Net asset value, end of period................................         $12.88               $11.96
                                                                       ======               ======

Total Return .................................................          13.82%**             19.74%**

Ratios/supplemental data:
Net assets, end of period (thousands).........................        $21,627               $7,248

Ratio of expenses to average net assets:
      Before expense reimbursement............................           1.50%++              4.28%++
      After expense reimbursement.............................           1.45%++              1.99%++

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement............................           0.77%++             (0.51%)++
      After expense reimbursement.............................           0.82%++              1.78%++

Portfolio turnover rate.......................................          43.53%              118.44%

Average commission rate paid per share........................        $ .0493               $.0449

*Commencement of operations.

**Not Annualized.

+Unaudited.

++Annualized.

See Notes to Financial Statements.

10
                    O'Shaughnessy Dogs of the Market(TM) Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The O'Shaughnessy Dogs of the Market(TM) Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996. The Fund seeks total return, consisting of capital appreciation and current income. The Fund seeks to achieve its objective utilizing the distinct process of Strategy Indexing(TM) developed by the investment advisor.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

      D. Deferred Organization Costs: The Fund has incurred expenses of $25,191 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended March 31, 1998, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74% based upon the average daily net assets of the Fund.

                                                                              11
                    O'Shaughnessy Dogs of the Market(TM) Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Directors review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the period ended March 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $3,414; no amounts were reimbursed.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

      Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $10,000 annually
      $100 to $200  million - 0.05% of average daily net assets
      Over $200 million - 0.03% of average daily net assets


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the six months ended March 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $17,650,631 and $5,198,175, respectively.

INVESTMENT ADVISOR
      O'Shaughnessy Capital Management, Inc.
      35 Mason Street
      Greenwich, Connecticut 06830

ADMINISTRATOR
      Investment Company Administration Corporation
      4455 E. Camelback Road, Suite 261 E
      Phoenix, Arizona 85018

DISTRIBUTOR
      First Fund Distributors, Inc.
      4455 E. Camelback Road, Suite 261 E
      Phoenix, Arizona 85018

TRANSFER AGENT
      Firstar Trust Company
      615 E. Michigan Street
      Milwaukee, Wisconsin 53202

LEGAL COUNSEL
      Shereff, Friedman, Hoffman & Goodman, LLP
      919 Third Avenue
      New York, New York 10022




      This report is intended for shareholders of O'Shaughnessy Dogs of the
         Market(TM) Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

                                  O'Shaughnessy
                                   Funds, Inc.





                                                                        BUILDING
                                                                   NEW STANDARDS
                                                                  FOR INVESTMENT
                                                                         SUCCESS




                   35 Mason Street
            Greenwich, Connecticut
                             06830
                    (800) 797-0773
                   www.osfunds.com






                          Dogs of the Market(TM) Fund

                               Semi-Annual Report
                                 March 31, 1998